Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	May 31, 2023	May 17, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024
Roundhill Generative AI & Technology ETF
Account Value [Line Items]
Accumulated Value	$ 10,827	$ 10,000	$ 11,345	$ 11,936	$ 11,448	$ 10,673	$ 10,211	$ 11,693	$ 12,213	$ 12,587	$ 13,956	$ 14,027	$ 13,106
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,058	$ 10,000	$ 10,723	$ 11,067	$ 10,891	$ 10,372	$ 10,154	$ 11,081	$ 11,584	$ 11,779	$ 12,408	$ 12,807	$ 12,284